Fair value of financial instrument - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	$ 101,560,000,000	$ 94,039,000,000
Loans	618,856,000,000	576,818,000,000
Deposits	886,005,000,000	836,197,000,000
Derivative related liabilities	98,543,000,000	90,238,000,000
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value assets	2,954,000,000	2,967,000,000
Fair value liabilities	1,376,000,000	1,596,000,000
Auction Rate Securities [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
U.S. state, municipal and agencies debt	58,000,000	45,000,000
Asset-backed securities	2,000,000	110,000,000
Corporate Debt [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Corporate debt and other debt	24,000,000	28,000,000
Loans	680,000,000	551,000,000
Government Debt and Municipal Bonds [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
U.S. state, municipal and agencies debt		21,000,000
Mortgage Backed Securities	27,000,000
Corporate debt and other debt	150,000,000	185,000,000
Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equities	1,513,000,000	1,385,000,000
Derivative related liabilities	10,000,000	24,000,000
Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	380,000,000	260,000,000
Derivative related liabilities	$ 943,000,000	$ 740,000,000
Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member] | Interest rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | CPI swap rates [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | IR-IR correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | FX-IR correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | FX-FX correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Even	Even
Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	$ 11,000,000	$ 281,000,000
Deposits	156,000,000	390,000,000
Derivative related liabilities	$ 180,000,000	$ 328,000,000
Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member] | Dividend yields [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Lower	Lower
Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | Equity (EQ)-EQ correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Middle	Middle
Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | EQ-FX correlations [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Middle	Middle
Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member] | EQ volatilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input distribution	Upper	Upper
Other [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	$ 32,000,000	$ 36,000,000
Other assets	77,000,000	65,000,000
Deposits		(5,000,000)
Derivative related liabilities	27,000,000	51,000,000
Other liabilities	$ 60,000,000	$ 68,000,000
Bottom of range [member] | Auction Rate Securities [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount margins	1.60%	1.32%
Default rates	3.00%	3.00%
Prepayment rates	8.00%	4.00%
Recovery rates	96.50%	96.50%
Bottom of range [member] | Corporate Debt [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	1.02%	0.90%
Credit enhancement	11.82%	11.80%
Bottom of range [member] | Corporate Debt [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 20.00	$ 72.00
Bottom of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	4.70%	3.50%
Bottom of range [member] | Government Debt and Municipal Bonds [Member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 65.50	$ 65.50
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	0.90X	0.90X
Liquidity discounts	10.00%	10.00%
Discount rate	10.00%	10.52%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	9.70X	9.10X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	4.00X	6.16X
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	1.27%	2.30%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	1.40%	1.90%
IR-IR correlations	19.00%	19.00%
FX-IR correlations	29.00%	29.00%
FX-FX correlations	68.00%	68.00%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	0.10%	0.30%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	34.00%	(55.00%)
EQ-FX correlations	(71.40%)	(71.40%)
EQ volatilities	4.00%	8.00%
Top of range [member] | Auction Rate Securities [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount margins	3.00%	2.70%
Default rates	3.00%	3.00%
Prepayment rates	8.00%	5.50%
Recovery rates	96.50%	97.50%
Top of range [member] | Corporate Debt [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	11.34%	11.30%
Credit enhancement	15.75%	15.80%
Top of range [member] | Corporate Debt [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 131.78	$ 123.06
Top of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	6.63%	7.60%
Top of range [member] | Government Debt and Municipal Bonds [Member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 100.00	$ 100.00
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	5.93X	6.63X
Liquidity discounts	40.00%	40.00%
Discount rate	12.00%	10.52%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	29.90X	26.41X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	24.90X	17.80X
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	2.16%	3.00%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	2.00%	2.10%
IR-IR correlations	67.00%	67.00%
FX-IR correlations	56.00%	56.00%
FX-FX correlations	68.00%	68.00%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	8.77%	8.40%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	95.40%	100.00%
EQ-FX correlations	30.50%	30.50%
EQ volatilities	110.00%	164.00%
Weighted average [member] | Auction Rate Securities [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Discount margins	1.65%	1.95%
Default rates	3.00%	3.00%
Prepayment rates	8.00%	4.56%
Recovery rates	96.50%	96.59%
Weighted average [member] | Corporate Debt [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	6.18%	4.50%
Credit enhancement	13.13%	13.10%
Weighted average [member] | Corporate Debt [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 110.30	$ 103.84
Weighted average [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	5.80%	5.75%
Weighted average [member] | Government Debt and Municipal Bonds [Member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 65.67	$ 66.41
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	3.55X	4.86X
Liquidity discounts	17.64%	18.27%
Discount rate	10.45%	10.52%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	16.11X	18.26X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	10.23X	14.46X